Earnings and dividends per share	12 Months Ended
Dec. 31, 2017
Disclosure Of Earnings Per Share [Abstract]
Disclosure of earnings per share [text block]
6.	Earnings and dividends per share

	Income (numerator) $000	Shares (denominator)	Per share amount $
For the year ended December 31, 2017
Basic earnings per share		93,803,752
Shares outstanding at January 1, 2017		251,010
Weighted number of shares issued	278,017	94,054,762	2.96
Income available to shareholders
Effective of dilutive securities
Share options		5,257
Restricted shares		1,074,144
Diluted earnings per share	278,017	95,134,163	2.92
For the year ended December 31, 2016
Basic earnings per share
Shares outstanding at January 1, 2016		93,232,920
Weighted number of shares issued		411,190
Income available to shareholders	247,474	93,644,110	2.64
Effective of dilutive securities
Share options		38,833
Restricted shares		1,110,899
Diluted earnings per share	247,474	94,793,842	2.61
For the year ended December 31, 2015
Basic earnings per share
Shares outstanding at January 1, 2015		92,674,085
Weighted number of shares issued		419,607
Income available to shareholders	188,677	93,093,692	2.03
Effective of dilutive securities
Share options		77,227
Restricted shares		922,884
Diluted earnings per share	188,677	94,093,803	2.01

Refer to note 14 for details on share options and share awards issued. $94.0 million ($1.00 per share) was paid as dividends in 2017 (2016: $61.7 million/$0.66 per share) (2015: $55.7 million/$0.60 per share) of which the total amount was paid in cash. On February 2, 2018, the board of directors proposed an annual dividend of $2.00 per share which, if approved, will result in an aggregate dividend payment of $188.2 million and is expected to be paid in May 2018. The proposed dividend in respect of 2017 is subject to shareholder approval at the annual general meeting to be held on May 8, 2018. The dividend will be paid in cash with no scrip alternative being made available. 298,238 restricted share awards were also antidilutive at December 31, 2017 (2016: 377,387) (2015: 470,212). The total number of potentially issuable shares at December 31, 2017 was 1,506,422 (2016: 1,655,138) (2015: 1,766,813).